Financial assets and liabilities - Carrying amount and undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities
Borrowings	$ 6,861	$ 5,910
Undrawn amount	600	664
Within one year or on demand
Financial assets and liabilities
Undrawn amount	1	1
Expiring beyond one year
Financial assets and liabilities
Undrawn amount	599	663
Euro
Financial assets and liabilities
Borrowings	1,549	1,411
U.S. dollar
Financial assets and liabilities
Borrowings	4,687	3,909
British pound
Financial assets and liabilities
Borrowings	583	559
Other
Financial assets and liabilities
Borrowings	$ 42	$ 31